GOODWILL AND INTANGIBLE ASSETS (Schedule of Significant Goodwill and Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill And Intangible Assets Schedule Of Significant Goodwill And Intangible Assets Details
Carrying amount of goodwill	$ 12,592	$ 12,592
Discount rate applied (real pre-tax)	17.70%	13.56%
Excess value-in-use over carrying amount	$ 8,397	$ 17,762
EBITDA would need to decrease for an impairment to arise	30.40%	46.80%
Long-term growth rate	2.00%	2.00%